DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration payables to directors and supervisors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DIRECTORS' AND SUPERVISORS' REMUNERATION
Fees	¥ 756	¥ 768	¥ 762
Basic salaries, housing fund, other allowances and benefits in kind	1,849	1,370	975
Pension costs	234	166	114
Total remuneration	¥ 2,839	¥ 2,304	¥ 1,851